PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Solution Moderately
Aggressive Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.0%
Affiliated Investment Companies : 100.0%
807,640  Voya Intermediate
Bond Fund - Class R6
$ 7,074,928
8.4
319,619  Voya Large Cap Value
Fund - Class R6
4,206,186
5.0
61,383  Voya Large-Cap
Growth Fund - Class
R6
3,398,144
4.0
168,254  Voya MI Dynamic
Small Cap Fund
- Class R6
2,325,273
2.8
219,107  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,940,412
3.5
552,194  Voya Multi-Manager
International Equity
Fund - Class I
6,355,752
7.5
489,740  Voya Multi-Manager
Mid Cap Value Fund
- Class I
4,598,660
5.5
43,849  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
3,410,980
4.1
487,141  Voya Short Duration
Bond Fund - Class R6
4,549,897
5.4
32,882  Voya Small Cap
Growth Fund - Class
R6
1,479,365
1.8
1,280,608  Voya U.S. Stock Index
Portfolio - Class I
25,778,636
30.6
262,628  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
2,481,832
2.9
119,274  VY
®
Invesco Comstock
Portfolio - Class I
2,519,069
3.0
326,318  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
8,419,012
10.0
447,737  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
4,651,989
5.5
Total Mutual Funds
(Cost $84,071,509)
84,190,135
100.0
Total Investments in
Securities
(Cost $84,071,509) $ 84,190,135 100.0
Liabilities in Excess
of Other Assets (10,718) 0.0
Net Assets $ 84,179,417 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Solution Moderately
Aggressive Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Mutual Funds $ 84,190,135 $ — $ — $ 84,190,135
Total Investments, at fair value $ 84,190,135 $ — $ — $ 84,190,135
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 7,574,837 $ 274,039 $ (683,001) $ (90,947) $ 7,074,928 $ 87,116 $ 7,301 $ —
Voya International Index Portfolio
- Class I
3,637,467 14,058 (3,132,484) (519,041) — — 841,495 —
Voya Large Cap Value Fund -
Class R6
— 4,674,730 (114,129) (354,415) 4,206,186 — (3,636) —
Voya Large Cap Value Portfolio -
Class R6
4,364,171 508,673 (4,686,000) (186,844) — 4,803 (77,386) 461,154
Voya Large-Cap Growth Fund -
Class R6
3,542,302 384,975 (148,382) (380,751) 3,398,144 — 546 —
Voya MI Dynamic Small Cap Fund
- Class R6
2,414,571 108,403 (117,973) (79,728) 2,325,273 — (7,374) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
2,541,957 876,869 (376,368) (102,046) 2,940,412 — 146,862 —
Voya Multi-Manager International
Equity Fund - Class I
6,789,985 317,541 (696,754) (55,020) 6,355,752 — 74,888 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
4,894,149 232,585 (749,086) 221,012 4,598,660 — 9,570 —
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
3,581,517 342,676 (128,742) (384,471) 3,410,980 — 20,186 —
Voya Short Duration Bond Fund -
Class R6
3,480,331 1,531,473 (417,945) (43,962) 4,549,897 44,546 1,024 —
Voya Small Cap Growth Fund -
Class R6
1,656,760 94,587 (221,984) (49,998) 1,479,365 — 16,872 —
Voya U.S. Stock Index Portfolio -
Class I
24,579,919 3,622,604 (1,141,136) (1,282,751) 25,778,636 — 83,629 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
2,698,189 48,855 (271,503) 6,291 2,481,832 — 2,172 —
VY
®
Invesco Comstock Portfolio -
Class I
2,647,328 44,097 (171,870) (486) 2,519,069 — 7,314 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
8,589,601 647,690 (536,312) (281,967) 8,419,012 — (45,569) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
4,746,949 406,087 (217,489) (283,558) 4,651,989 — (6,492) —
$ 87,740,033 $ 14,129,942 $ (13,811,158) $ (3,868,682) $ 84,190,135 $ 136,465 $ 1,071,402 $ 461,154
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Solution Moderately
Aggressive Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,476,414
Gross Unrealized Depreciation (1,357,788)
Net Unrealized Appreciation $ 118,626